Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
AeroVironment, Inc.
(a)(b)
............... 230,909 $ 29,103,770
Cadre Holdings, Inc. ................. 173,407 5,703,356
Eve Holding, Inc.
(a)(b)
................. 167,349 1,224,995
Leonardo DRS, Inc.
(a)(b)
............... 604,659 12,117,366
Moog, Inc., Class A ................. 51,137 7,403,615
Parsons Corp.
(a)(b)
................... 166,900 10,466,299
Redwire Corp.
(a)(b)
................... 47,193 134,500
Rocket Lab USA, Inc.
(b)
............... 2,482,192 13,726,522
Terran Orbital Corp.
(b)
................ 70,985 80,923
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 1,642,772 4,024,792
83,986,138
Air Freight & Logistics — 0.1%
Forward Air Corp. .................. 229,082 14,402,385
Automobile Components — 1.3%
Atmus Filtration Technologies, Inc.
(a)(b)
..... 89,924 2,112,315
Cooper-Standard Holdings, Inc.
(a)(b)
....... 46,292 904,546
Dorman Products, Inc.
(b)
.............. 233,382 19,466,393
Fox Factory Holding Corp.
(b)
............ 378,361 25,531,800
Gentherm, Inc.
(a)(b)
.................. 291,604 15,268,385
LCI Industries ..................... 82,421 10,361,144
Luminar Technologies, Inc., Class A
(a)(b)
.... 2,431,260 8,193,346
Modine Manufacturing Co.
(a)(b)
.......... 292,086 17,437,534
Patrick Industries, Inc. ............... 23,978 2,406,192
Stoneridge, Inc.
(b)
................... 46,389 907,833
Visteon Corp.
(b)
.................... 244,556 30,545,044
XPEL, Inc.
(a)(b)(c)
.................... 200,295 10,785,886
143,920,418
Automobiles — 0.1%
(a)(b)
Fisker, Inc., Class A ................. 1,852,177 3,241,310
Livewire Group, Inc. ................. 165,097 1,867,247
Workhorse Group, Inc. ............... 236,751 85,230
5,193,787
Banks — 1.0%
Axos Financial, Inc.
(a)(b)
............... 58,449 3,191,315
BancFirst Corp. .................... 27,969 2,722,223
Bancorp, Inc. (The)
(b)
................ 460,792 17,768,140
Bank of NT Butterfield & Son Ltd. (The) .... 30,104 963,629
Bank7 Corp. ...................... 6,146 168,093
BayCom Corp. .................... 11,799 278,338
Burke & Herbert Financial Services Corp. .. 5,408 340,163
Capital City Bank Group, Inc. ........... 42,625 1,254,454
Citizens Financial Services, Inc. ......... 7,030 454,982
City Holding Co. ................... 10,625 1,171,512
Coastal Financial Corp.
(a)(b)
............ 95,444 4,238,668
Columbia Financial, Inc.
(a)(b)
............ 109,302 2,107,343
Esquire Financial Holdings, Inc. ......... 54,379 2,716,775
First BanCorp ..................... 113,934 1,874,214
First Financial Bankshares, Inc. ......... 1,156,160 35,031,648
Five Star Bancorp .................. 50,683 1,326,881
FS Bancorp, Inc. ................... 13,358 493,712
Greene County Bancorp, Inc. ........... 34,051 960,238
HomeTrust Bancshares, Inc. ........... 33,612 904,835
Lakeland Financial Corp. .............. 13,212 860,894
Metropolitan Bank Holding Corp.
(b)
....... 8,410 465,746
MVB Financial Corp. ................ 9,392 211,883
NBT Bancorp, Inc. .................. 33,916 1,421,420
Pathward Financial, Inc. .............. 76,422 4,045,016
Plumas Bancorp ................... 7,031 290,732
ServisFirst Bancshares, Inc. ........... 153,714 10,241,964
Stellar Bancorp, Inc. ................. 23,503 654,324
Stock Yards Bancorp, Inc. ............. 210,851 10,856,718
Security
Shares
Shares Value
Banks (continued)
Third Coast Bancshares, Inc.
(b)
.......... 5,360 $ 106,503
Westamerica BanCorp ............... 67,850 3,827,418
110,949,781
Beverages — 0.7%
Coca-Cola Consolidated, Inc. ........... 42,350 39,317,740
Duckhorn Portfolio, Inc. (The)
(b)
......... 75,119 739,922
MGP Ingredients, Inc.
(a)
............... 141,261 13,917,034
National Beverage Corp.
(b)
............. 211,246 10,503,151
Primo Water Corp. .................. 195,502 2,942,305
Vita Coco Co., Inc. (The)
(a)(b)
........... 255,615 6,556,525
Zevia PBC, Class A
(b)
................ 124,145 249,531
74,226,208
Biotechnology — 10.3%
(b)
4D Molecular Therapeutics, Inc.
(a)
........ 31,527 638,737
89bio, Inc. ....................... 573,726 6,408,519
ACADIA Pharmaceuticals, Inc. .......... 1,073,418 33,608,718
ACELYRIN, Inc. .................... 132,215 986,324
Actinium Pharmaceuticals, Inc.
(a)
........ 227,931 1,157,889
ADMA Biologics, Inc.
(a)
............... 1,005,036 4,542,763
Aerovate Therapeutics, Inc. ............ 100,011 2,263,249
Agenus, Inc.
(a)
..................... 502,187 415,761
Akero Therapeutics, Inc.
(a)
............. 456,860 10,667,681
Aldeyra Therapeutics, Inc. ............. 422,729 1,483,779
Alector, Inc.
(a)
..................... 562,387 4,487,848
Alkermes plc ...................... 1,470,434 40,789,839
Alpine Immune Sciences, Inc.
(a)
......... 153,958 2,934,439
Amicus Therapeutics, Inc.
(a)
............ 2,518,572 35,738,537
AnaptysBio, Inc.
(a)
.................. 139,418 2,986,334
Anavex Life Sciences Corp.
(a)
........... 643,235 5,988,518
Apogee Therapeutics, Inc. ............. 83,117 2,322,289
Arbutus Biopharma Corp.
(a)
............ 715,240 1,788,100
Arcellx, Inc.
(a)
..................... 340,658 18,906,519
Arcturus Therapeutics Holdings, Inc.
(a)
..... 18,849 594,309
Arcus Biosciences, Inc.
(a)
.............. 146,882 2,805,446
Arcutis Biotherapeutics, Inc.
(a)
.......... 702,691 2,269,692
Ardelyx, Inc.
(a)
..................... 1,341,011 8,314,268
Arrowhead Pharmaceuticals, Inc.
(a)
....... 899,663 27,529,688
ARS Pharmaceuticals, Inc.
(a)
........... 43,866 240,386
Astria Therapeutics, Inc. .............. 257,175 1,975,104
Atara Biotherapeutics, Inc. ............. 68,461 35,107
Aurinia Pharmaceuticals, Inc.
(a)
.......... 1,203,166 10,816,462
Avid Bioservices, Inc.
(a)
............... 554,107 3,601,696
Avita Medical, Inc. .................. 223,164 3,061,810
Beam Therapeutics, Inc.
(a)
............. 578,805 15,755,072
BioCryst Pharmaceuticals, Inc.
(a)
......... 1,265,366 7,579,542
Biomea Fusion, Inc.
(a)
................ 174,265 2,530,328
BioVie, Inc.
(a)
...................... 105,913 133,450
Bioxcel Therapeutics, Inc.
(a)
............ 168,140 496,013
Blueprint Medicines Corp.
(a)
............ 538,887 49,706,937
Bridgebio Pharma, Inc.
(a)
.............. 708,627 28,607,272
Cabaletta Bio, Inc.
(a)
................. 270,700 6,144,890
Cartesian Therapeutics, Inc.
(a)
.......... 259,053 178,591
Catalyst Pharmaceuticals, Inc.
(a)
......... 892,007 14,994,638
Celldex Therapeutics, Inc.
(a)
............ 106,646 4,229,580
Cerevel Therapeutics Holdings, Inc.
(a)
..... 621,358 26,345,579
Cogent Biosciences, Inc. .............. 389,126 2,288,061
Coherus Biosciences, Inc.
(a)
............ 724,769 2,413,481
Compass Therapeutics, Inc.
(a)
.......... 76,341 119,092
Crinetics Pharmaceuticals, Inc. ......... 98,235 3,495,201
Cue Biopharma, Inc.
(a)
............... 320,644 846,500
Cytokinetics, Inc.
(a)
.................. 765,149 63,882,290
Day One Biopharmaceuticals, Inc.
(a)
...... 507,417 7,408,288
Deciphera Pharmaceuticals, Inc. ........ 166,798 2,690,452

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Denali Therapeutics, Inc.
(a)
............ 1,046,753 $ 22,463,319
Disc Medicine, Inc.
(a)
................. 74,717 4,315,654
Dynavax Technologies Corp.
(a)
.......... 966,593 13,512,970
Dyne Therapeutics, Inc.
(a)
............. 117,205 1,558,826
Enanta Pharmaceuticals, Inc.
(a)
......... 22,091 207,876
Fennec Pharmaceuticals, Inc. .......... 39,905 447,734
Foghorn Therapeutics, Inc. ............ 183,549 1,183,891
Genelux Corp.
(a)
.................... 40,780 571,328
Geron Corp.
(a)
..................... 3,429,467 7,236,175
Halozyme Therapeutics, Inc. ........... 1,150,579 42,525,400
Heron Therapeutics, Inc.
(a)
............. 838,730 1,425,841
HilleVax, Inc. ...................... 54,541 875,383
Humacyte, Inc.
(a)
................... 482,505 1,370,314
Ideaya Biosciences, Inc.
(a)
............. 344,096 12,242,936
Immuneering Corp., Class A
(a)
.......... 150,959 1,109,549
ImmunityBio, Inc.
(a)
.................. 967,060 4,854,641
ImmunoGen, Inc. ................... 1,235,973 36,646,599
Immunovant, Inc. ................... 479,777 20,213,005
Inhibrx, Inc. ....................... 201,380 7,652,440
Insmed, Inc.
(a)
..................... 1,223,893 37,928,444
Intellia Therapeutics, Inc.
(a)
............ 113,452 3,459,151
Ironwood Pharmaceuticals, Inc., Class A ... 501,374 5,735,719
Janux Therapeutics, Inc. .............. 18,076 193,955
Karyopharm Therapeutics, Inc.
(a)
........ 992,820 858,789
Keros Therapeutics, Inc.
(a)
............. 199,587 7,935,579
Krystal Biotech, Inc.
(a)
................ 191,481 23,755,133
Kymera Therapeutics, Inc.
(a)
............ 338,392 8,615,460
Lexicon Pharmaceuticals, Inc.
(a)
......... 360,949 552,252
Lineage Cell Therapeutics, Inc.
(a)
........ 1,171,239 1,276,651
MacroGenics, Inc.
(a)
................. 163,068 1,568,714
Madrigal Pharmaceuticals, Inc.
(a)
........ 131,021 30,315,639
MannKind Corp.
(a)
.................. 1,888,663 6,874,733
MeiraGTx Holdings plc
(a)
.............. 204,670 1,436,783
Merrimack Pharmaceuticals, Inc. ........ 90,058 1,207,678
Mersana Therapeutics, Inc. ............ 617,670 1,432,994
Mineralys Therapeutics, Inc.
(a)
.......... 45,819 394,043
Mirum Pharmaceuticals, Inc.
(a)
.......... 218,879 6,461,308
Morphic Holding, Inc. ................ 289,054 8,347,880
Mural Oncology plc ................. 148,173 877,184
Novavax, Inc.
(a)
.................... 694,841 3,335,237
Nuvalent, Inc., Class A
(a)
.............. 236,052 17,371,067
Nuvectis Pharma, Inc. ................ 65,619 547,262
Omega Therapeutics, Inc.
(a)
............ 208,859 628,666
Organogenesis Holdings, Inc., Class A
(a)
... 77,341 316,325
Outlook Therapeutics, Inc. ............. 1,458,499 574,649
PDS Biotechnology Corp.
(a)
............ 243,369 1,209,544
PepGen, Inc. ...................... 24,988 169,918
Prime Medicine, Inc.
(a)
................ 352,870 3,126,428
ProKidney Corp., Class A
(a)
............ 103,988 185,099
Protagonist Therapeutics, Inc.
(a)
......... 318,175 7,295,753
Prothena Corp. plc .................. 372,585 13,539,739
PTC Therapeutics, Inc.
(a)
.............. 515,765 14,214,483
RAPT Therapeutics, Inc.
(a)
............. 195,805 4,865,754
RayzeBio, Inc. ..................... 79,886 4,966,513
Reneo Pharmaceuticals, Inc. ........... 71,678 114,685
REVOLUTION Medicines, Inc.
(a)
......... 947,389 27,171,117
Rhythm Pharmaceuticals, Inc.
(a)
......... 457,064 21,011,232
Rigel Pharmaceuticals, Inc. ............ 1,270,973 1,842,911
Rocket Pharmaceuticals, Inc.
(a)
.......... 492,881 14,771,644
Sage Therapeutics, Inc.
(a)
............. 439,766 9,529,729
Sagimet Biosciences, Inc., Class A
(a)
...... 21,018 113,918
Sana Biotechnology, Inc.
(a)
............. 63,761 260,145
Savara, Inc. ...................... 46,090 216,623
Seres Therapeutics, Inc.
(a)
............. 576,507 807,110
SpringWorks Therapeutics, Inc. ......... 596,690 21,779,185
Security
Shares
Shares Value
Biotechnology (continued)
Summit Therapeutics, Inc.
(a)
............ 1,038,815 $ 2,711,307
Syndax Pharmaceuticals, Inc. .......... 493,410 10,662,590
TG Therapeutics, Inc.
(a)
............... 1,228,993 20,991,200
Travere Therapeutics, Inc.
(a)
............ 602,246 5,414,192
Turnstone Biologics Corp. ............. 23,812 60,602
Tyra Biosciences, Inc.
(a)
.............. 44,090 610,647
UroGen Pharma Ltd. ................ 196,966 2,954,490
Vaxcyte, Inc.
(a)
..................... 831,362 52,209,534
Vaxxinity, Inc., Class A
(a)
.............. 366,080 311,168
Vera Therapeutics, Inc., Class A ......... 146,585 2,254,477
Vericel Corp.
(a)
..................... 420,822 14,985,471
Viking Therapeutics, Inc.
(a)
............. 853,328 15,880,434
Vir Biotechnology, Inc. ............... 39,739 399,774
Viridian Therapeutics, Inc.
(a)
............ 299,843 6,530,581
Voyager Therapeutics, Inc.
(a)
........... 277,708 2,343,856
X4 Pharmaceuticals, Inc. .............. 538,270 451,339
Xencor, Inc. ...................... 279,458 5,932,893
Y-mAbs Therapeutics, Inc.
(a)
............ 157,502 1,074,164
Zentalis Pharmaceuticals, Inc.
(a)
......... 519,400 7,868,910
1,132,459,403
Broadline Retail — 0.1%
Dillard's, Inc., Class A ................ 30,924 12,482,473
Qurate Retail, Inc., Class B
(b)
........... 15,428 100,899
Savers Value Village, Inc.
(a)(b)
........... 113,004 1,964,009
14,547,381
Building Products — 2.2%
AAON, Inc.
(a)
...................... 601,922 44,463,978
American Woodmark Corp.
(b)
........... 9,390 871,862
Apogee Enterprises, Inc. .............. 75,369 4,025,458
CSW Industrials, Inc. ................ 136,753 28,363,940
Gibraltar Industries, Inc.
(b)
............. 152,548 12,048,241
Griffon Corp. ...................... 221,574 13,504,935
Janus International Group, Inc.
(b)
........ 753,426 9,832,209
Masonite International Corp.
(b)
.......... 197,915 16,755,484
PGT Innovations, Inc.
(b)
............... 505,622 20,578,815
Simpson Manufacturing Co., Inc. ........ 380,713 75,373,560
UFP Industries, Inc. ................. 81,853 10,276,644
Zurn Elkay Water Solutions Corp. ........ 262,677 7,725,331
243,820,457
Capital Markets — 2.0%
AlTi Global, Inc., Class A
(a)(b)
........... 206,109 1,805,515
Artisan Partners Asset Management, Inc.,
Class A ....................... 385,771 17,043,363
AssetMark Financial Holdings, Inc.
(a)(b)
..... 197,877 5,926,416
B Riley Financial, Inc.
(a)
............... 182,978 3,840,708
BGC Group, Inc., Class A ............. 1,523,983 11,003,157
Brightsphere Investment Group, Inc. ...... 112,318 2,152,013
Cohen & Steers, Inc. ................ 230,606 17,463,792
Diamond Hill Investment Group, Inc. ...... 25,688 4,253,676
Donnelley Financial Solutions, Inc.
(b)
...... 156,884 9,784,855
GCM Grosvenor, Inc., Class A .......... 327,570 2,935,027
Hamilton Lane, Inc., Class A ........... 191,531 21,727,277
Moelis & Co., Class A ................ 277,122 15,554,858
Open Lending Corp., Class A
(a)(b)
........ 812,769 6,916,664
P10, Inc., Class A
(a)
................. 379,455 3,878,030
Patria Investments Ltd., Class A ......... 493,287 7,650,881
Perella Weinberg Partners, Class A ....... 372,578 4,556,629
Piper Sandler Cos. .................. 127,086 22,223,529
PJT Partners, Inc., Class A ............ 208,457 21,235,515
Silvercrest Asset Management Group, Inc.,
Class A ....................... 96,364 1,638,188
StepStone Group, Inc., Class A ......... 478,374 15,226,644
StoneX Group, Inc.
(b)
................ 25,897 1,911,976

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Value Line, Inc. .................... 7,151 $ 348,611
Victory Capital Holdings, Inc., Class A ..... 213,677 7,359,036
Virtus Investment Partners, Inc. ......... 7,920 1,914,739
WisdomTree, Inc. ................... 1,224,107 8,483,062
216,834,161
Chemicals — 2.5%
American Vanguard Corp. ............. 42,670 468,090
Balchem Corp. .................... 284,203 42,275,196
Cabot Corp. ...................... 491,293 41,022,965
Core Molding Technologies, Inc.
(b)
........ 5,089 94,299
Ecovyst, Inc.
(a)(b)
.................... 180,651 1,764,960
Hawkins, Inc. ..................... 171,732 12,093,367
HB Fuller Co. ..................... 428,657 34,896,966
Ingevity Corp.
(b)
.................... 324,272 15,312,124
Innospec, Inc. ..................... 195,279 24,066,184
Livent Corp.
(a)(b)
.................... 1,600,710 28,780,766
Orion SA ........................ 492,809 13,665,594
PureCycle Technologies, Inc.
(a)(b)
......... 222,931 902,871
Quaker Chemical Corp. .............. 123,314 26,317,674
Sensient Technologies Corp. ........... 374,226 24,698,916
Stepan Co. ....................... 22,952 2,170,112
268,530,084
Commercial Services & Supplies — 1.3%
ACV Auctions, Inc., Class A
(a)(b)
.......... 1,127,029 17,074,489
Aris Water Solutions, Inc., Class A ....... 22,433 188,213
Brink's Co. (The) ................... 409,899 36,050,617
Casella Waste Systems, Inc., Class A
(a)(b)
... 500,615 42,782,558
Cimpress plc
(b)
..................... 90,229 7,222,832
Healthcare Services Group, Inc.
(b)
........ 626,292 6,494,648
HNI Corp. ........................ 40,616 1,698,967
LanzaTech Global, Inc.
(a)(b)
............. 184,381 927,437
Liquidity Services, Inc.
(b)
.............. 118,331 2,036,477
Matthews International Corp., Class A
(a)
.... 70,926 2,599,438
Montrose Environmental Group, Inc.
(b)
..... 246,880 7,932,254
Performant Financial Corp.
(a)(b)
.......... 451,945 1,412,328
Pitney Bowes, Inc. .................. 722,951 3,180,984
SP Plus Corp.
(b)
.................... 173,193 8,876,141
Viad Corp.
(b)
...................... 181,461 6,568,888
145,046,271
Communications Equipment — 0.9%
(b)
Calix, Inc.
(a)
....................... 522,978 22,848,909
Cambium Networks Corp.
(a)
............ 104,668 628,008
Clearfield, Inc.
(a)
.................... 115,815 3,367,900
CommScope Holding Co., Inc.
(a)
......... 1,864,043 5,256,601
Digi International, Inc.
(a)
............... 277,027 7,202,702
Extreme Networks, Inc. ............... 1,123,658 19,821,327
Harmonic, Inc.
(a)
.................... 981,277 12,795,852
Infinera Corp.
(a)
.................... 1,780,638 8,458,031
Viavi Solutions, Inc. ................. 1,618,689 16,300,198
96,679,528
Construction & Engineering — 2.4%
Ameresco, Inc., Class A
(a)(b)
............ 284,910 9,023,100
API Group Corp.
(a)(b)
................. 1,248,766 43,207,304
Bowman Consulting Group Ltd.
(a)(b)
....... 93,343 3,315,543
Comfort Systems USA, Inc.
(a)
........... 313,976 64,575,444
Concrete Pumping Holdings, Inc.
(a)(b)
...... 131,692 1,079,874
Construction Partners, Inc., Class A
(a)(b)
.... 357,860 15,574,067
Dycom Industries, Inc.
(a)(b)
............. 254,220 29,258,180
Fluor Corp.
(b)
...................... 1,177,687 46,130,000
Granite Construction, Inc. ............. 55,274 2,811,236
IES Holdings, Inc.
(b)
................. 73,494 5,822,195
INNOVATE Corp.
(b)
.................. 94,833 116,644
Security
Shares
Shares Value
Construction & Engineering (continued)
Limbach Holdings, Inc.
(a)(b)
............. 14,629 $ 665,181
MYR Group, Inc.
(b)
.................. 145,796 21,086,475
Primoris Services Corp. .............. 28,861 958,474
Sterling Infrastructure, Inc.
(a)(b)
.......... 233,407 20,523,477
264,147,194
Construction Materials — 0.0%
United States Lime & Minerals, Inc. ....... 18,087 4,166,340
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(b)
............ 3,210 124,131
FirstCash Holdings, Inc. .............. 334,138 36,217,218
LendingTree, Inc.
(b)
.................. 24,839 753,118
NerdWallet, Inc., Class A
(a)(b)
........... 302,610 4,454,419
PROG Holdings, Inc.
(b)
............... 74,902 2,315,221
Regional Management Corp. ........... 15,924 399,374
Upstart Holdings, Inc.
(a)(b)
.............. 651,327 26,613,221
World Acceptance Corp.
(a)(b)
............ 2,824 368,617
71,245,319
Consumer Staples Distribution & Retail — 0.6%
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 313,917 9,238,577
PriceSmart, Inc. .................... 157,351 11,924,059
Sprouts Farmers Market, Inc.
(a)(b)
........ 903,670 43,475,564
64,638,200
Containers & Packaging — 0.2%
Myers Industries, Inc. ................ 328,304 6,418,343
O-I Glass, Inc.
(b)
.................... 1,171,308 19,186,025
25,604,368
Diversified Consumer Services — 1.8%
2U, Inc.
(a)(b)
....................... 41,946 51,594
Carriage Services, Inc. ............... 120,337 3,009,628
Chegg, Inc.
(a)(b)
.................... 877,082 9,963,652
Coursera, Inc.
(a)(b)
................... 1,158,059 22,431,603
Duolingo, Inc., Class A
(b)
.............. 259,332 58,829,464
European Wax Center, Inc., Class A
(a)(b)
.... 281,073 3,819,782
Frontdoor, Inc.
(b)
.................... 721,219 25,401,333
Laureate Education, Inc. .............. 982,079 13,464,303
Nerdy, Inc., Class A
(b)
................ 562,117 1,928,061
OneSpaWorld Holdings Ltd.
(b)
.......... 736,373 10,382,859
Rover Group, Inc., Class A
(b)
........... 813,820 8,854,362
Stride, Inc.
(a)(b)
..................... 376,962 22,380,234
Udemy, Inc.
(a)(b)
.................... 781,261 11,507,975
Universal Technical Institute, Inc.
(a)(b)
...... 49,572 620,641
192,645,491
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ..... 152,424 3,895,958
Gladstone Commercial Corp. ........... 67,026 887,424
4,783,382
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a)(b)
.................... 104,440 3,479,941
AST SpaceMobile, Inc., Class A
(a)(b)
....... 718,739 4,333,996
Bandwidth, Inc., Class A
(b)
............. 50,839 735,640
Charge Enterprises, Inc.
(a)(b)
............ 1,179,453 134,576
Cogent Communications Holdings, Inc. .... 244,851 18,623,367
Consolidated Communications Holdings, Inc.
(b)
75,042 326,433
Globalstar, Inc.
(a)(b)
.................. 5,486,386 10,643,589
IDT Corp., Class B
(b)
................. 103,489 3,527,940
Ooma, Inc.
(a)(b)
..................... 209,099 2,243,632
44,049,114
Electric Utilities — 0.3%
Genie Energy Ltd., Class B ............ 93,513 2,630,521
MGE Energy, Inc. ................... 165,542 11,970,342

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Otter Tail Corp. .................... 194,939 $ 16,563,967
PNM Resources, Inc. ................ 79,659 3,313,814
34,478,644
Electrical Equipment — 2.2%
Allient, Inc. ....................... 114,979 3,473,515
Amprius Technologies, Inc.
(a)(b)
.......... 47,944 253,624
Array Technologies, Inc.
(a)(b)
............ 1,347,417 22,636,606
Atkore, Inc.
(a)(b)
..................... 336,005 53,760,800
Babcock & Wilcox Enterprises, Inc.
(b)
...... 36,939 53,931
Blink Charging Co.
(a)(b)
................ 262,773 890,800
Bloom Energy Corp., Class A
(a)(b)
........ 1,712,600 25,346,480
Dragonfly Energy Holdings Corp.
(a)(b)
...... 240,939 130,541
EnerSys ......................... 341,123 34,439,778
Enovix Corp.
(a)(b)
.................... 1,232,535 15,431,338
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 866,897 944,918
Fluence Energy, Inc., Class A
(a)(b)
........ 521,600 12,440,160
FTC Solar, Inc.
(a)(b)
.................. 565,965 392,100
GrafTech International Ltd. ............ 979,012 2,144,036
LSI Industries, Inc. .................. 187,775 2,643,872
NEXTracker, Inc., Class A
(a)(b)
........... 441,687 20,693,036
NuScale Power Corp., Class A
(a)(b)
........ 487,585 1,604,155
Preformed Line Products Co. ........... 9,849 1,318,387
SES AI Corp., Class A
(a)(b)
............. 126,330 231,184
Shoals Technologies Group, Inc., Class A
(a)(b)
1,525,503 23,706,317
SKYX Platforms Corp.
(a)(b)
............. 554,384 887,014
SunPower Corp.
(a)(b)
................. 783,218 3,782,943
Thermon Group Holdings, Inc.
(b)
......... 32,320 1,052,662
TPI Composites, Inc.
(a)(b)
.............. 370,641 1,534,454
Vicor Corp.
(b)
...................... 196,837 8,845,855
238,638,506
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc.
(a)
....... 334,096 36,389,736
Akoustis Technologies, Inc.
(a)(b)
.......... 591,490 493,303
Arlo Technologies, Inc.
(a)(b)
............. 704,183 6,703,822
Badger Meter, Inc.
(a)
................. 260,925 40,278,992
Bel Fuse, Inc., Class B, NVS ........... 7,676 512,526
Belden, Inc.
(a)
..................... 233,387 18,029,146
Climb Global Solutions, Inc. ............ 33,332 1,827,594
CTS Corp. ....................... 274,317 11,998,626
ePlus, Inc.
(b)
...................... 13,397 1,069,616
Evolv Technologies Holdings, Inc., Class A
(a)(b)
183,458 865,922
Fabrinet
(b)
........................ 326,460 62,135,132
FARO Technologies, Inc.
(a)(b)
........... 12,558 282,932
Insight Enterprises, Inc.
(a)(b)
............ 254,607 45,113,814
Iteris, Inc.
(b)
....................... 205,851 1,070,425
Itron, Inc.
(b)
....................... 38,599 2,914,610
Kimball Electronics, Inc.
(a)(b)
............ 49,753 1,340,843
Lightwave Logic, Inc.
(a)(b)
.............. 1,043,105 5,194,663
Luna Innovations, Inc.
(a)(b)
............. 297,332 1,977,258
MicroVision, Inc.
(a)(b)
................. 1,682,650 4,475,849
Napco Security Technologies, Inc. ....... 295,247 10,112,210
Novanta, Inc.
(a)(b)
................... 317,560 53,480,280
OSI Systems, Inc.
(a)(b)
................ 142,435 18,381,237
PAR Technology Corp.
(a)(b)
............. 18,397 801,005
Plexus Corp.
(a)(b)
.................... 216,045 23,360,946
Rogers Corp.
(b)
.................... 112,616 14,873,195
Sanmina Corp.
(b)
................... 25,912 1,331,099
365,014,781
Energy Equipment & Services — 2.8%
Archrock, Inc. ..................... 223,851 3,447,305
Atlas Energy Solutions, Inc.
(a)
........... 22,908 394,476
Borr Drilling Ltd.
(a)(b)
................. 1,957,220 14,405,139
Cactus, Inc., Class A ................ 573,254 26,025,732
Security
Shares
Shares Value
Energy Equipment & Services (continued)
ChampionX Corp. .................. 1,736,643 $ 50,727,342
Core Laboratories, Inc.
(a)
.............. 134,001 2,366,458
DMC Global, Inc.
(b)
.................. 53,514 1,007,133
Expro Group Holdings NV
(a)(b)
........... 300,154 4,778,452
KLX Energy Services Holdings, Inc.
(b)
..... 12,342 138,971
Kodiak Gas Services, Inc. ............. 43,059 864,625
Liberty Energy, Inc., Class A ........... 86,795 1,574,461
Nabors Industries Ltd.
(b)
.............. 73,837 6,027,314
Noble Corp. plc .................... 829,213 39,934,898
Oceaneering International, Inc.
(a)(b)
....... 895,020 19,046,026
Patterson-UTI Energy, Inc. ............ 183,324 1,979,899
ProFrac Holding Corp., Class A
(a)(b)
....... 51,539 437,051
Solaris Oilfield Infrastructure, Inc., Class A .. 26,778 213,153
TETRA Technologies, Inc.
(b)
............ 1,117,498 5,051,091
Tidewater, Inc.
(a)(b)
.................. 412,873 29,772,272
Valaris Ltd.
(b)
...................... 535,802 36,739,943
Weatherford International plc
(b)
.......... 631,521 61,781,699
306,713,440
Entertainment — 0.5%
(b)
Atlanta Braves Holdings, Inc., Class A
(a)
.... 89,011 3,807,890
Atlanta Braves Holdings, Inc., Class C, NVS
(a)
402,719 15,939,618
Cinemark Holdings, Inc.
(a)
............. 815,452 11,489,719
IMAX Corp. ....................... 401,818 6,035,306
Lions Gate Entertainment Corp., Class A
(a)
.. 351,252 3,828,647
Lions Gate Entertainment Corp., Class B, NVS 713,516 7,270,728
Loop Media, Inc.
(a)
.................. 316,808 316,808
Madison Square Garden Entertainment Corp.
(a)
302,740 9,624,105
Vivid Seats, Inc., Class A
(a)
............ 68,299 431,650
58,744,471
Financial Services — 1.5%
AvidXchange Holdings, Inc.
(a)(b)
.......... 1,211,290 15,007,883
Cantaloupe, Inc.
(b)
.................. 346,109 2,564,668
Cass Information Systems, Inc. ......... 108,890 4,905,495
EVERTEC, Inc. .................... 579,466 23,723,338
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 13,347 2,552,213
Flywire Corp.
(b)
.................... 945,025 21,877,329
I3 Verticals, Inc., Class A
(b)
............. 198,427 4,200,700
International Money Express, Inc.
(a)(b)
...... 284,481 6,284,185
Marqeta, Inc., Class A
(b)
.............. 570,446 3,981,713
NMI Holdings, Inc., Class A
(b)
........... 55,056 1,634,062
Pagseguro Digital Ltd., Class A
(b)
........ 1,076,735 13,426,885
Payoneer Global, Inc.
(b)
............... 2,222,077 11,577,021
Paysign, Inc.
(a)(b)
.................... 283,795 794,626
PennyMac Financial Services, Inc. ....... 14,909 1,317,508
Priority Technology Holdings, Inc.
(a)(b)
...... 154,864 551,316
Remitly Global, Inc.
(b)
................ 1,183,734 22,988,114
StoneCo Ltd., Class A
(a)(b)
............. 1,572,049 28,344,044
165,731,100
Food Products — 1.5%
Beyond Meat, Inc.
(a)(b)
................ 527,206 4,692,133
BRC, Inc., Class A
(a)(b)
................ 326,612 1,185,602
Calavo Growers, Inc. ................ 155,087 4,561,109
Cal-Maine Foods, Inc. ................ 341,801 19,615,959
Dole plc ......................... 360,161 4,426,379
J & J Snack Foods Corp. .............. 133,571 22,325,057
J M Smucker Co. (The) ............... 1 187
John B Sanfilippo & Son, Inc. ........... 79,631 8,205,178
Lancaster Colony Corp. .............. 173,253 28,827,567
Mission Produce, Inc.
(a)(b)
.............. 58,550 590,769
Simply Good Foods Co. (The)
(b)
......... 806,101 31,921,600
Sovos Brands, Inc.
(a)(b)
............... 490,820 10,812,765
SunOpta, Inc.
(a)(b)
................... 792,991 4,337,661

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
TreeHouse Foods, Inc.
(a)(b)
............. 55,287 $ 2,291,646
Utz Brands, Inc., Class A
(a)
............ 641,288 10,414,517
Vital Farms, Inc.
(b)
.................. 269,196 4,223,685
Westrock Coffee Co.
(a)(b)
.............. 253,526 2,588,500
161,020,314
Gas Utilities — 0.3%
Brookfield Infrastructure Corp., Class A .... 115,667 4,080,732
Chesapeake Utilities Corp. ............ 121,334 12,816,510
New Jersey Resources Corp. ........... 453,676 20,224,876
RGC Resources, Inc. ................ 4,727 96,147
37,218,265
Ground Transportation — 0.4%
ArcBest Corp.
(a)
.................... 83,514 10,039,218
Daseke, Inc.
(b)
..................... 359,870 2,914,947
Marten Transport Ltd. ................ 413,049 8,665,768
PAM Transportation Services, Inc.
(b)
...... 8,334 173,181
RXO, Inc.
(a)(b)
...................... 895,854 20,837,564
Werner Enterprises, Inc. .............. 82,960 3,515,015
46,145,693
Health Care Equipment & Supplies — 4.2%
Accuray, Inc.
(a)(b)
.................... 803,200 2,273,056
Alphatec Holdings, Inc.
(a)(b)
............. 336,788 5,088,867
Artivion, Inc.
(a)(b)
.................... 49,783 890,120
AtriCure, Inc.
(a)(b)
................... 296,346 10,576,589
Atrion Corp. ...................... 12,256 4,642,450
AxoGen, Inc.
(a)(b)
................... 367,296 2,508,632
Axonics, Inc.
(a)(b)
.................... 441,993 27,505,224
Beyond Air, Inc.
(a)(b)
.................. 197,262 386,633
Cerus Corp.
(b)
..................... 1,570,908 3,393,161
ClearPoint Neuro, Inc.
(b)
.............. 182,983 1,242,455
CONMED Corp.
(a)
.................. 271,819 29,766,899
Cutera, Inc.
(a)(b)
.................... 28,315 99,810
CVRx, Inc.
(b)
...................... 84,934 2,670,325
Embecta Corp. .................... 55,174 1,044,444
Glaukos Corp.
(a)(b)
................... 420,241 33,404,957
Haemonetics Corp.
(a)(b)
............... 444,170 37,980,977
Inari Medical, Inc.
(a)(b)
................ 440,633 28,605,894
Inmode Ltd.
(a)(b)
.................... 684,358 15,220,122
iRadimed Corp. .................... 65,276 3,098,652
iRhythm Technologies, Inc.
(a)(b)
.......... 272,015 29,116,486
KORU Medical Systems, Inc.
(a)(b)
......... 280,907 689,627
Lantheus Holdings, Inc.
(a)(b)
............ 602,790 37,372,980
LeMaitre Vascular, Inc. ............... 174,489 9,903,996
LivaNova plc
(b)
..................... 30,248 1,565,031
Merit Medical Systems, Inc.
(a)(b)
.......... 504,886 38,351,141
Nano-X Imaging Ltd.
(a)(b)
.............. 42,509 270,782
Nevro Corp.
(b)
..................... 108,254 2,329,626
Omnicell, Inc.
(a)(b)
................... 196,835 7,406,901
Orchestra BioMed Holdings, Inc.
(a)(b)
...... 133,226 1,216,353
OrthoPediatrics Corp.
(b)
............... 122,724 3,989,757
Outset Medical, Inc.
(a)(b)
............... 439,692 2,378,734
Paragon 28, Inc.
(a)(b)
................. 387,202 4,812,921
PROCEPT BioRobotics Corp.
(a)(b)
........ 358,282 15,015,599
Pulmonx Corp.
(a)(b)
.................. 323,474 4,124,293
Pulse Biosciences, Inc.
(a)(b)
............. 36,428 445,879
RxSight, Inc.
(b)
..................... 252,624 10,185,800
Sanara Medtech, Inc.
(b)
............... 32,468 1,334,435
Semler Scientific, Inc.
(b)
............... 40,935 1,813,011
SI-BONE, Inc.
(a)(b)
................... 353,012 7,409,722
Sight Sciences, Inc.
(b)
................ 186,044 959,987
Silk Road Medical, Inc.
(a)(b)
............. 342,325 4,200,328
STAAR Surgical Co.
(a)(b)
............... 430,331 13,430,630
Surmodics, Inc.
(b)
................... 121,671 4,422,741
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Tactile Systems Technology, Inc.
(a)(b)
...... 204,124 $ 2,918,973
Tela Bio, Inc.
(a)(b)
.................... 137,202 908,277
TransMedics Group, Inc.
(a)(b)
............ 281,954 22,254,629
Treace Medical Concepts, Inc.
(a)(b)
........ 398,527 5,081,219
UFP Technologies, Inc.
(a)(b)
............. 62,830 10,809,273
Utah Medical Products, Inc. ............ 26,232 2,209,259
Vicarious Surgical, Inc., Class A
(b)
........ 314,385 115,285
Zynex, Inc.
(a)(b)
..................... 158,338 1,724,301
459,167,243
Health Care Providers & Services — 4.0%
Accolade, Inc.
(a)(b)
................... 567,196 6,812,024
AdaptHealth Corp.
(a)(b)
................ 441,849 3,221,079
Addus HomeCare Corp.
(a)(b)
............ 65,772 6,106,930
Agiliti, Inc.
(a)(b)
..................... 231,708 1,835,127
AirSculpt Technologies, Inc.
(a)(b)
......... 101,744 762,063
Alignment Healthcare, Inc.
(a)(b)
.......... 750,258 6,459,721
AMN Healthcare Services, Inc.
(a)(b)
....... 338,999 25,384,245
Apollo Medical Holdings, Inc.
(a)(b)
......... 378,446 14,494,482
Aveanna Healthcare Holdings, Inc.
(a)(b)
..... 114,886 307,895
Castle Biosciences, Inc.
(b)
............. 84,913 1,832,423
CorVel Corp.
(a)(b)
.................... 77,381 19,129,357
Cross Country Healthcare, Inc.
(a)(b)
....... 49,666 1,124,438
DocGo, Inc.
(a)(b)
.................... 696,751 3,894,838
Ensign Group, Inc. (The)
(a)
............. 483,310 54,232,215
Guardant Health, Inc.
(b)
............... 1,001,158 27,081,324
HealthEquity, Inc.
(a)(b)
................ 745,328 49,415,246
Hims & Hers Health, Inc., Class A
(a)(b)
..... 1,087,883 9,682,159
InfuSystem Holdings, Inc.
(a)(b)
........... 159,038 1,676,261
Innovage Holding Corp.
(a)(b)
............ 173,361 1,040,166
Invitae Corp.
(a)(b)
.................... 2,090,161 1,310,113
Joint Corp. (The)
(b)
.................. 125,201 1,203,182
LifeStance Health Group, Inc.
(a)(b)
........ 517,257 4,050,122
ModivCare, Inc.
(b)
................... 112,843 4,963,964
National Research Corp. .............. 128,832 5,096,594
NeoGenomics, Inc.
(a)(b)
............... 100,397 1,624,423
Option Care Health, Inc.
(b)
............. 1,486,348 50,075,064
P3 Health Partners, Inc., Class A
(a)(b)
...... 353,683 498,693
Patterson Cos., Inc. ................. 165,713 4,714,535
Pennant Group, Inc. (The)
(b)
............ 254,407 3,541,345
PetIQ, Inc., Class A
(a)(b)
............... 201,507 3,979,763
Privia Health Group, Inc.
(a)(b)
............ 1,000,349 23,038,037
Progyny, Inc.
(a)(b)
................... 704,163 26,180,780
Quipt Home Medical Corp.
(a)(b)
.......... 354,199 1,802,873
RadNet, Inc.
(b)
..................... 532,587 18,518,050
Select Medical Holdings Corp. .......... 923,595 21,704,483
Surgery Partners, Inc.
(a)(b)
............. 602,820 19,284,212
US Physical Therapy, Inc. ............. 132,202 12,313,294
Viemed Healthcare, Inc.
(b)
............. 302,041 2,371,022
440,762,542
Health Care REITs — 0.1%
CareTrust REIT, Inc. ................. 82,901 1,855,324
Community Healthcare Trust, Inc. ........ 158,054 4,210,559
National Health Investors, Inc. .......... 36,273 2,025,847
Universal Health Realty Income Trust ..... 115,837 5,009,950
13,101,680
Health Care Technology — 0.7%
Definitive Healthcare Corp., Class A
(a)(b)
.... 140,423 1,395,805
Evolent Health, Inc., Class A
(a)(b)
......... 975,753 32,229,122
Health Catalyst, Inc.
(b)
................ 278,279 2,576,864
HealthStream, Inc. .................. 89,947 2,431,267
OptimizeRx Corp.
(a)(b)
................ 147,707 2,113,687
Phreesia, Inc.
(a)(b)
................... 467,384 10,819,940
Schrodinger, Inc.
(a)(b)
................. 483,830 17,321,114

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
Sharecare, Inc., Class A
(b)
............. 163,518 $ 176,599
Simulations Plus, Inc. ................ 141,878 6,349,040
75,413,438
Hotel & Resort REITs — 0.5%
Ryman Hospitality Properties, Inc. ....... 518,360 57,050,702
Hotels, Restaurants & Leisure — 3.5%
Accel Entertainment, Inc., Class A
(a)(b)
..... 469,700 4,823,819
Bally's Corp.
(a)(b)
.................... 139,454 1,943,989
BJ's Restaurants, Inc.
(b)
............... 128,431 4,624,800
Bloomin' Brands, Inc. ................ 780,598 21,973,834
Bluegreen Vacations Holding Corp. ....... 76,618 5,755,544
Bowlero Corp., Class A
(a)(b)
............. 129,237 1,829,996
Brinker International, Inc.
(a)(b)
........... 356,503 15,393,800
Century Casinos, Inc.
(b)
............... 213,488 1,041,822
Cheesecake Factory, Inc. (The) ......... 429,968 15,053,180
Chuy's Holdings, Inc.
(a)(b)
.............. 132,506 5,065,704
Cracker Barrel Old Country Store, Inc. ..... 195,661 15,081,550
Dave & Buster's Entertainment, Inc.
(b)
..... 320,884 17,279,603
Denny's Corp.
(a)(b)
................... 354,871 3,860,997
Dine Brands Global, Inc. .............. 124,537 6,183,262
Everi Holdings, Inc.
(a)(b)
............... 468,908 5,284,593
First Watch Restaurant Group, Inc.
(a)(b)
..... 82,221 1,652,642
Full House Resorts, Inc.
(b)
............. 259,827 1,395,271
Global Business Travel Group I
(a)(b)
....... 286,394 1,847,241
Golden Entertainment, Inc. ............ 180,891 7,222,978
Hilton Grand Vacations, Inc.
(a)(b)
......... 712,168 28,614,910
Inspired Entertainment, Inc.
(b)
........... 191,340 1,890,439
International Game Technology plc ....... 963,063 26,397,557
Jack in the Box, Inc. ................. 179,266 14,633,484
Krispy Kreme, Inc. .................. 250,141 3,774,628
Kura Sushi USA, Inc., Class A
(a)(b)
........ 52,073 3,957,548
Life Time Group Holdings, Inc.
(a)(b)
........ 121,592 1,833,607
Light & Wonder, Inc., Class A
(a)(b)
........ 380,311 31,227,336
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 31,105 350,553
Monarch Casino & Resort, Inc. .......... 119,028 8,230,786
Mondee Holdings, Inc., Class A
(a)(b)
....... 346,084 955,192
Nathan's Famous, Inc. ............... 22,158 1,728,546
Noodles & Co., Class A
(a)(b)
............ 361,394 1,138,391
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 183,123 1,120,713
Papa John's International, Inc. .......... 227,126 17,313,815
PlayAGS, Inc.
(b)
.................... 331,738 2,796,551
Portillo's, Inc., Class A
(a)(b)
............. 400,608 6,381,685
Potbelly Corp.
(b)
.................... 235,200 2,450,784
RCI Hospitality Holdings, Inc. ........... 78,330 5,190,146
Red Robin Gourmet Burgers, Inc.
(a)(b)
...... 137,059 1,709,126
Red Rock Resorts, Inc., Class A ......... 228,516 12,186,758
Rush Street Interactive, Inc., Class A
(b)
.... 583,808 2,621,298
Sabre Corp.
(a)(b)
.................... 744,767 3,276,975
SeaWorld Entertainment, Inc.
(a)(b)
........ 306,286 16,181,089
Shake Shack, Inc., Class A
(a)(b)
.......... 334,920 24,824,270
Six Flags Entertainment Corp.
(b)
......... 510,220 12,796,318
Super Group SGHC Ltd.
(b)
............. 1,208,524 3,831,021
Sweetgreen, Inc., Class A
(a)(b)
........... 687,563 7,769,462
Target Hospitality Corp.
(b)
............. 274,111 2,667,100
Xponential Fitness, Inc., Class A
(a)(b)
...... 185,397 2,389,767
387,554,480
Household Durables — 1.2%
Cavco Industries, Inc.
(b)
............... 77,581 26,891,126
Cricut, Inc., Class A
(a)
................ 425,464 2,803,808
Dream Finders Homes, Inc., Class A
(a)(b)
.... 85,703 3,045,028
Green Brick Partners, Inc.
(b)
............ 76,646 3,980,993
Installed Building Products, Inc. ......... 210,220 38,432,420
iRobot Corp.
(b)
..................... 220,824 8,545,889
Security
Shares
Shares Value
Household Durables (continued)
LGI Homes, Inc.
(a)(b)
................. 14,246 $ 1,896,997
Lovesac Co. (The)
(a)(b)
................ 124,182 3,172,850
Skyline Champion Corp.
(b)
............. 265,334 19,703,703
Sonos, Inc.
(a)(b)
..................... 1,128,891 19,349,192
Vizio Holding Corp., Class A
(b)
.......... 608,620 4,686,374
132,508,380
Household Products — 0.5%
Energizer Holdings, Inc. .............. 635,469 20,131,658
Oil-Dri Corp. of America .............. 11,227 753,107
WD-40 Co.
(a)
...................... 120,426 28,790,244
49,675,009
Independent Power and Renewable Electricity Producers
— 0.3%
(a)
Montauk Renewables, Inc.
(b)
........... 593,409 5,287,274
Ormat Technologies, Inc. .............. 305,857 23,180,902
Sunnova Energy International, Inc.
(b)
...... 459,245 7,003,486
35,471,662
Industrial Conglomerates — 0.1%
Brookfield Business Corp., Class A ....... 227,617 5,298,924
Insurance — 1.1%
AMERISAFE, Inc. .................. 87,503 4,093,390
BRP Group, Inc., Class A
(a)(b)
........... 537,491 12,910,534
Crawford & Co., Class A, NVS .......... 132,294 1,743,635
eHealth, Inc.
(b)
..................... 82,654 720,743
F&G Annuities & Life, Inc. ............. 9,361 430,606
Fidelis Insurance Holdings Ltd.
(b)
........ 32,434 410,939
Goosehead Insurance, Inc., Class A
(a)(b)
.... 191,958 14,550,416
HCI Group, Inc. .................... 57,913 5,061,596
Investors Title Co. .................. 2,221 360,113
Kingsway Financial Services, Inc.
(a)(b)
...... 98,354 826,174
Lemonade, Inc.
(a)(b)
.................. 78,592 1,267,689
Oscar Health, Inc., Class A
(b)
........... 108,496 992,738
Palomar Holdings, Inc.
(b)
.............. 217,193 12,054,212
Selective Insurance Group, Inc. ......... 534,063 53,128,587
SiriusPoint Ltd.
(b)
................... 60,249 698,888
Skyward Specialty Insurance Group, Inc.
(a)(b)
. 59,156 2,004,205
Tiptree, Inc. ...................... 61,166 1,159,707
Trupanion, Inc.
(a)(b)
.................. 351,941 10,737,720
Universal Insurance Holdings, Inc. ....... 48,375 773,033
123,924,925
Interactive Media & Services — 1.0%
Cargurus, Inc., Class A
(b)
.............. 869,846 21,015,479
Cars.com, Inc.
(b)
.................... 592,987 11,248,963
Eventbrite, Inc., Class A
(a)(b)
............ 623,762 5,214,650
EverQuote, Inc., Class A
(a)(b)
............ 177,073 2,167,374
Grindr, Inc.
(a)(b)
..................... 371,028 3,257,626
MediaAlpha, Inc., Class A
(a)(b)
........... 166,931 1,861,281
Nextdoor Holdings, Inc., Class A
(b)
....... 775,507 1,465,708
QuinStreet, Inc.
(b)
................... 469,854 6,023,528
Shutterstock, Inc. ................... 219,761 10,610,061
Vimeo, Inc.
(b)
...................... 163,133 639,481
Yelp, Inc.
(b)
....................... 592,191 28,034,322
Ziff Davis, Inc.
(a)(b)
................... 94,508 6,349,993
ZipRecruiter, Inc., Class A
(a)(b)
........... 600,552 8,347,673
106,236,139
IT Services — 0.9%
Applied Digital Corp.
(a)(b)
.............. 728,808 4,912,166
BigBear.ai Holdings, Inc.
(a)(b)
............ 256,859 549,678
BigCommerce Holdings, Inc.
(a)(b)
......... 600,080 5,838,779
Couchbase, Inc.
(a)(b)
................. 309,939 6,979,826
DigitalOcean Holdings, Inc.
(a)(b)
.......... 564,526 20,712,459

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Fastly, Inc., Class A
(a)(b)
............... 897,590 $ 15,977,102
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 405,030 5,399,050
Hackett Group, Inc. (The) ............. 204,742 4,661,975
Information Services Group, Inc. ......... 166,431 783,890
Perficient, Inc.
(a)(b)
................... 304,374 20,033,897
Squarespace, Inc., Class A
(b)
........... 135,924 4,486,851
Thoughtworks Holding, Inc.
(b)
........... 834,322 4,013,089
Tucows, Inc., Class A
(a)(b)
.............. 35,411 956,097
95,304,859
Leisure Products — 0.3%
Acushnet Holdings Corp.
(a)
............ 273,156 17,255,265
Clarus Corp.
(a)
..................... 18,955 130,695
Escalade, Inc. ..................... 7,258 145,813
Funko, Inc., Class A
(a)(b)
............... 209,880 1,622,372
Malibu Boats, Inc., Class A
(a)(b)
.......... 109,707 6,014,138
Marine Products Corp. ............... 80,475 917,415
MasterCraft Boat Holdings, Inc.
(b)
........ 150,954 3,417,599
Solo Brands, Inc., Class A
(a)(b)
........... 140,533 865,683
Sturm Ruger & Co., Inc. .............. 144,665 6,575,024
36,944,004
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.
(a)(b)
....... 735,219 3,602,573
Akoya Biosciences, Inc.
(a)(b)
............ 197,602 964,298
BioLife Solutions, Inc.
(a)(b)
.............. 279,420 4,540,575
Codexis, Inc.
(b)
..................... 57,342 174,893
CryoPort, Inc.
(a)(b)
................... 329,869 5,109,671
Cytek Biosciences, Inc.
(a)(b)
............ 1,078,881 9,839,395
Harvard Bioscience, Inc.
(a)(b)
............ 359,944 1,925,700
MaxCyte, Inc.
(a)(b)
................... 59,966 281,840
Mesa Laboratories, Inc.
(a)
............. 45,622 4,779,817
NanoString Technologies, Inc.
(a)(b)
........ 384,596 287,832
OmniAb Operations, Inc., 12.50 Earnout
Shares, NVS
(b)(d)
................. 5,861 —
OmniAb Operations, Inc., 15.00 Earnout
Shares, NVS
(b)(d)
................. 5,861 —
Pacific Biosciences of California, Inc.
(a)(b)
... 1,225,396 12,021,135
Quanterix Corp.
(b)
................... 51,101 1,397,101
44,924,830
Machinery — 4.7%
374Water, Inc.
(b)
.................... 512,449 727,677
Alamo Group, Inc. .................. 89,913 18,898,813
Albany International Corp., Class A ....... 243,314 23,898,301
Blue Bird Corp.
(b)
................... 16,648 448,830
Chart Industries, Inc.
(a)(b)
.............. 234,285 31,940,074
Commercial Vehicle Group, Inc.
(b)
........ 34,576 242,378
Douglas Dynamics, Inc. .............. 203,248 6,032,401
Energy Recovery, Inc.
(a)(b)
............. 494,840 9,322,786
Enerpac Tool Group Corp., Class A ....... 485,327 15,088,816
ESCO Technologies, Inc. ............. 131,275 15,363,113
Federal Signal Corp. ................ 531,980 40,824,145
Franklin Electric Co., Inc. ............. 410,303 39,655,785
Gorman-Rupp Co. (The) .............. 46,118 1,638,572
Helios Technologies, Inc. .............. 294,743 13,366,595
Hillenbrand, Inc. ................... 622,496 29,786,434
Hyster-Yale Materials Handling, Inc. ...... 99,194 6,168,875
John Bean Technologies Corp. .......... 282,708 28,115,311
Kadant, Inc.
(a)
..................... 103,762 29,085,526
Lindsay Corp. ..................... 98,019 12,660,134
Mayville Engineering Co., Inc.
(a)(b)
........ 10,642 153,458
Miller Industries, Inc. ................ 5,068 214,326
Mueller Industries, Inc. ............... 431,684 20,353,901
Mueller Water Products, Inc., Class A ..... 1,382,794 19,912,234
Omega Flex, Inc.
(a)
.................. 28,671 2,021,592
Security
Shares
Shares Value
Machinery (continued)
Shyft Group, Inc. (The) ............... 303,555 $ 3,709,442
SPX Technologies, Inc.
(b)
.............. 323,297 32,656,230
Standex International Corp. ............ 85,207 13,495,085
Tennant Co. ...................... 86,298 7,998,962
Terex Corp. ....................... 343,448 19,734,522
Trinity Industries, Inc. ................ 131,382 3,493,447
Velo3D, Inc.
(a)(b)
.................... 799,197 317,761
Wabash National Corp.
(a)
.............. 409,623 10,494,541
Watts Water Technologies, Inc., Class A .... 243,036 50,634,120
508,454,187
Marine Transportation — 0.0%
Himalaya Shipping Ltd.
(a)(b)
............. 33,518 226,582
Media — 0.3%
Boston Omaha Corp., Class A
(a)(b)
........ 13,329 209,665
Daily Journal Corp.
(a)(b)
............... 2,202 750,486
Entravision Communications Corp., Class A . 551,798 2,300,998
EW Scripps Co. (The), Class A, NVS
(a)(b)
... 244,618 1,954,498
Gambling.com Group Ltd.
(b)
............ 132,698 1,293,805
Gray Television, Inc. ................. 49,801 446,217
Integral Ad Science Holding Corp.
(a)(b)
..... 431,993 6,216,379
Magnite, Inc.
(a)(b)
.................... 512,477 4,786,535
PubMatic, Inc., Class A
(a)(b)
............. 67,432 1,099,816
Sinclair, Inc., Class A
(a)
............... 46,539 606,403
TechTarget, Inc.
(a)(b)
................. 226,736 7,904,017
Townsquare Media, Inc., Class A ........ 98,637 1,041,607
28,610,426
Metals & Mining — 1.3%
5E Advanced Materials, Inc.
(a)(b)
......... 268,604 378,732
Alpha Metallurgical Resources, Inc. ...... 7,105 2,408,027
ATI, Inc.
(a)(b)
....................... 1,143,929 52,014,452
Century Aluminum Co.
(a)(b)
............. 472,723 5,738,857
Compass Minerals International, Inc. ...... 306,102 7,750,503
Constellium SE, Class A
(a)(b)
............ 705,431 14,080,403
Contango ORE, Inc.
(a)(b)
............... 31,363 567,984
Dakota Gold Corp.
(b)
................. 316,259 828,599
Hecla Mining Co.
(a)
.................. 1,146,699 5,515,622
i-80 Gold Corp.
(b)
................... 128,171 225,581
Ivanhoe Electric, Inc.
(a)(b)
.............. 559,778 5,642,562
Kaiser Aluminum Corp. ............... 134,267 9,558,468
Materion Corp. .................... 182,942 23,806,242
NioCorp Developments Ltd.
(b)
........... 19,718 62,900
Novagold Resources, Inc.
(a)(b)
........... 2,156,007 8,063,466
Perpetua Resources Corp.
(a)(b)
.......... 341,721 1,083,256
Piedmont Lithium, Inc.
(a)(b)
............. 53,519 1,510,841
Ryerson Holding Corp. ............... 16,611 576,069
139,812,564
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 71,824 1,980,906
Multi-Utilities — 0.0%
Unitil Corp. ....................... 40,542 2,131,293
Oil, Gas & Consumable Fuels — 1.7%
Crescent Energy, Inc., Class A .......... 271,230 3,582,948
CVR Energy, Inc. ................... 240,006 7,272,182
Dorian LPG Ltd. .................... 180,179 7,904,453
Empire Petroleum Corp.
(a)(b)
............ 108,893 1,196,734
Energy Fuels, Inc.
(a)(b)
................ 1,205,771 8,669,493
Enviva, Inc. ....................... 290,273 289,054
Equitrans Midstream Corp. ............ 1,132,144 11,525,226
Evolution Petroleum Corp. ............. 283,107 1,644,852
Excelerate Energy, Inc., Class A
(a)
........ 126,208 1,951,176

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
FLEX LNG Ltd. .................... 181,603 $ 5,277,383
Golar LNG Ltd. .................... 57,496 1,321,833
HighPeak Energy, Inc.
(a)
.............. 88,705 1,263,159
Kinetik Holdings, Inc., Class A .......... 17,087 570,706
Kosmos Energy Ltd.
(b)
................ 4,048,684 27,166,670
Magnolia Oil & Gas Corp., Class A ....... 1,489,456 31,710,518
Matador Resources Co. .............. 179,003 10,178,111
NextDecade Corp.
(a)(b)
................ 692,284 3,302,195
Northern Oil & Gas, Inc. .............. 688,736 25,531,443
Par Pacific Holdings, Inc.
(b)
............ 188,173 6,843,852
Permian Resources Corp., Class A ....... 419,035 5,698,876
REX American Resources Corp.
(b)
....... 35,038 1,657,297
Riley Exploration Permian, Inc. .......... 77,482 2,110,610
SilverBow Resources, Inc.
(a)(b)
.......... 19,718 573,399
Sitio Royalties Corp., Class A ........... 321,478 7,557,948
Tellurian, Inc.
(a)(b)
................... 316,347 239,032
VAALCO Energy, Inc. ................ 114,621 514,648
Vertex Energy, Inc.
(a)(b)
............... 573,889 1,945,484
W&T Offshore, Inc. .................. 882,363 2,876,503
180,375,785
Paper & Forest Products — 0.1%
Sylvamo Corp. .................... 317,214 15,578,380
Passenger Airlines — 0.1%
Allegiant Travel Co. ................. 13,963 1,153,483
Frontier Group Holdings, Inc.
(a)(b)
......... 341,356 1,863,804
Joby Aviation, Inc., Class A
(a)(b)
.......... 831,220 5,527,613
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 186,661 2,936,178
11,481,078
Personal Care Products — 1.2%
Beauty Health Co. (The), Class A
(a)(b)
...... 731,261 2,274,222
BellRing Brands, Inc.
(b)
............... 313,039 17,351,752
elf Beauty, Inc.
(a)(b)
.................. 478,609 69,082,423
Herbalife Ltd.
(a)(b)
................... 645,308 9,847,400
Inter Parfums, Inc. .................. 163,496 23,545,059
Medifast, Inc. ..................... 95,038 6,388,454
USANA Health Sciences, Inc.
(b)
......... 101,462 5,438,363
133,927,673
Pharmaceuticals — 2.7%
Aclaris Therapeutics, Inc.
(b)
............ 612,347 642,964
Amphastar Pharmaceuticals, Inc.
(a)(b)
...... 341,654 21,131,300
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 449,581 6,617,832
ANI Pharmaceuticals, Inc.
(b)
............ 99,024 5,460,183
Arvinas, Inc.
(a)(b)
.................... 411,269 16,927,832
Axsome Therapeutics, Inc.
(a)(b)
.......... 316,725 25,208,143
Biote Corp., Class A
(b)
................ 49,010 242,109
Bright Green Corp.
(b)
................. 519,309 171,424
Cassava Sciences, Inc.
(a)(b)
............ 354,058 7,969,846
Citius Pharmaceuticals, Inc.
(a)(b)
......... 123,196 93,198
Collegium Pharmaceutical, Inc.
(a)(b)
....... 301,353 9,275,645
Corcept Therapeutics, Inc.
(a)(b)
.......... 714,421 23,204,394
CorMedix, Inc.
(a)(b)
.................. 458,541 1,724,114
Cymabay Therapeutics, Inc.
(a)(b)
......... 1,005,046 23,739,187
Evolus, Inc.
(b)
..................... 363,124 3,823,696
Eyenovia, Inc.
(a)(b)
................... 290,294 603,812
EyePoint Pharmaceuticals, Inc.
(b)
........ 131,522 3,039,473
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 286,497 9,253,853
Harrow, Inc.
(a)(b)
.................... 268,814 3,010,717
Innoviva, Inc.
(a)(b)
................... 46,290 742,492
Intra-Cellular Therapies, Inc.
(a)(b)
......... 830,466 59,477,975
Ligand Pharmaceuticals, Inc.
(b)
.......... 22,725 1,623,020
Liquidia Corp.
(b)
.................... 293,208 3,527,292
Longboard Pharmaceuticals, Inc.
(b)
....... 45,816 276,270
Security
Shares
Shares Value
Pharmaceuticals (continued)
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 452,747 $ 4,921,360
Neumora Therapeutics, Inc.
(a)(b)
......... 58,398 995,686
Ocular Therapeutix, Inc.
(a)(b)
............ 721,839 3,219,402
Omeros Corp.
(a)(b)
................... 214,406 701,108
Optinose, Inc.
(a)(b)
................... 691,606 892,172
Pacira BioSciences, Inc.
(b)
............. 402,880 13,593,171
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 69,568 635,156
Phibro Animal Health Corp., Class A ...... 52,830 611,771
Pliant Therapeutics, Inc.
(a)(b)
............ 508,013 9,200,115
Revance Therapeutics, Inc.
(a)(b)
.......... 778,650 6,844,333
Scilex Holding Co., (Acquired 01/06/23, cost
$809,658)
(a)(b)(e)
.................. 77,257 153,534
scPharmaceuticals, Inc.
(a)(b)
............ 250,657 1,571,619
SIGA Technologies, Inc. .............. 404,884 2,267,350
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 435,146 12,593,125
Terns Pharmaceuticals, Inc.
(a)(b)
......... 248,148 1,610,481
Ventyx Biosciences, Inc.
(a)(b)
............ 413,474 1,021,281
Verrica Pharmaceuticals, Inc.
(a)(b)
........ 181,227 1,326,582
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 1,169,166 2,747,540
292,692,557
Professional Services — 3.7%
ASGN, Inc.
(a)(b)
..................... 110,563 10,632,844
Asure Software, Inc.
(a)(b)
............... 42,181 401,563
Barrett Business Services, Inc. .......... 54,529 6,314,458
CBIZ, Inc.
(a)(b)
...................... 423,533 26,508,930
CRA International, Inc. ............... 60,360 5,966,586
CSG Systems International, Inc. ......... 273,877 14,572,995
ExlService Holdings, Inc.
(a)(b)
........... 1,434,041 44,240,165
Exponent, Inc. ..................... 449,172 39,545,103
First Advantage Corp. ................ 42,156 698,525
FiscalNote Holdings, Inc., Class A
(b)
...... 128,061 145,990
Forrester Research, Inc.
(b)
............. 104,829 2,810,465
Franklin Covey Co.
(b)
................ 103,384 4,500,305
HireQuest, Inc. .................... 47,565 730,123
Huron Consulting Group, Inc.
(b)
.......... 169,581 17,432,927
IBEX Holdings Ltd.
(b)
................. 84,620 1,608,626
ICF International, Inc.
(a)
............... 166,788 22,364,603
Innodata, Inc.
(a)(b)
................... 235,056 1,913,356
Insperity, Inc. ...................... 315,372 36,967,906
Kforce, Inc. ....................... 170,751 11,535,938
Legalzoom.com, Inc.
(a)(b)
.............. 1,053,046 11,899,420
Maximus, Inc. ..................... 540,582 45,333,207
NV5 Global, Inc.
(a)(b)
................. 111,285 12,365,989
Planet Labs PBC, Class A
(a)(b)
........... 1,404,381 3,468,821
Sterling Check Corp.
(a)(b)
.............. 14,110 196,411
TriNet Group, Inc.
(a)(b)
................ 283,940 33,768,984
TTEC Holdings, Inc. ................. 172,384 3,735,561
Upwork, Inc.
(b)
..................... 1,112,440 16,541,983
Verra Mobility Corp., Class A
(a)(b)
......... 1,241,768 28,597,917
404,799,701
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.
(a)(b)
.......... 93,486 758,171
Compass, Inc., Class A
(a)(b)
............ 2,184,527 8,213,822
DigitalBridge Group, Inc., Class A ........ 457,183 8,018,990
eXp World Holdings, Inc.
(a)
............. 635,066 9,856,224
Marcus & Millichap, Inc. .............. 81,196 3,546,641
Maui Land & Pineapple Co., Inc.
(a)(b)
...... 60,608 963,061
Opendoor Technologies, Inc.
(a)(b)
......... 276,232 1,237,519
Redfin Corp.
(a)(b)
.................... 973,200 10,043,424
RMR Group, Inc. (The), Class A ......... 96,834 2,733,624
St. Joe Co. (The) ................... 304,914 18,349,725
63,721,201

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs — 0.0%
Clipper Realty, Inc. .................. 93,077 $ 502,616
NexPoint Residential Trust, Inc. ......... 59,398 2,045,073
UMH Properties, Inc. ................ 90,779 1,390,734
3,938,423
Retail REITs — 0.3%
Alexander's, Inc. ................... 18,994 4,056,549
CBL & Associates Properties, Inc.
(a)
....... 179,184 4,375,673
Phillips Edison & Co., Inc. ............. 178,650 6,517,152
Saul Centers, Inc. .................. 95,822 3,762,930
Tanger, Inc. ....................... 424,161 11,757,743
30,470,047
Semiconductors & Semiconductor Equipment — 4.5%
ACM Research, Inc., Class A
(a)(b)
......... 69,088 1,349,979
Aehr Test Systems
(a)(b)
................ 245,513 6,513,460
Ambarella, Inc.
(b)
................... 205,799 12,613,421
Atomera, Inc.
(a)(b)
................... 142,981 1,002,297
Axcelis Technologies, Inc.
(b)
............ 288,742 37,446,950
CEVA, Inc.
(a)(b)
..................... 179,717 4,081,373
Credo Technology Group Holding Ltd.
(b)
.... 1,019,508 19,849,821
Diodes, Inc.
(b)
..................... 314,437 25,318,467
FormFactor, Inc.
(a)(b)
................. 684,265 28,540,693
Impinj, Inc.
(a)(b)
..................... 206,321 18,575,080
indie Semiconductor, Inc., Class A
(a)(b)
..... 1,251,989 10,153,631
inTEST Corp.
(b)
.................... 103,781 1,411,422
Kulicke & Soffa Industries, Inc. .......... 345,071 18,882,285
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 481,997 44,801,621
Maxeon Solar Technologies Ltd.
(a)(b)
....... 174,955 1,254,427
MaxLinear, Inc.
(b)
................... 673,283 16,003,937
Navitas Semiconductor Corp.
(a)(b)
........ 156,142 1,260,066
NVE Corp. ....................... 37,919 2,973,987
Onto Innovation, Inc.
(a)(b)
.............. 372,252 56,917,331
PDF Solutions, Inc.
(b)
................ 274,013 8,806,778
Power Integrations, Inc. .............. 503,836 41,369,974
Rambus, Inc.
(a)(b)
................... 967,112 66,005,394
Silicon Laboratories, Inc.
(a)(b)
............ 281,641 37,252,655
SiTime Corp.
(a)(b)
................... 154,591 18,872,469
SkyWater Technology, Inc.
(a)(b)
.......... 167,416 1,610,542
SMART Global Holdings, Inc.
(b)
.......... 96,749 1,831,458
Synaptics, Inc.
(a)(b)
.................. 28,702 3,274,324
Transphorm, Inc.
(b)
.................. 263,709 962,538
488,936,380
Software — 10.9%
8x8, Inc.
(a)(b)
....................... 1,060,087 4,007,129
A10 Networks, Inc. .................. 630,661 8,305,805
ACI Worldwide, Inc.
(b)
................ 833,496 25,504,978
Adeia, Inc. ....................... 829,239 10,274,271
Agilysys, Inc.
(b)
.................... 177,937 15,092,616
Alarm.com Holdings, Inc.
(a)(b)
........... 424,897 27,456,844
Alkami Technology, Inc.
(a)(b)
............ 356,932 8,655,601
Altair Engineering, Inc., Class A
(a)(b)
....... 481,725 40,537,159
American Software, Inc., Class A ........ 231,974 2,621,306
Amplitude, Inc., Class A
(b)
............. 602,552 7,664,461
Appfolio, Inc., Class A
(a)(b)
............. 170,309 29,504,331
Appian Corp., Class A
(a)(b)
............. 363,707 13,697,206
Asana, Inc., Class A
(a)(b)
............... 718,411 13,656,993
AvePoint, Inc., Class A
(a)(b)
............. 1,311,522 10,767,596
Bit Digital, Inc.
(a)(b)
................... 132,644 561,084
Blackbaud, Inc.
(a)(b)
.................. 386,257 33,488,482
BlackLine, Inc.
(b)
................... 504,998 31,532,075
Box, Inc., Class A
(b)
................. 1,250,290 32,019,927
Braze, Inc., Class A
(a)(b)
............... 464,633 24,685,951
C3.ai, Inc., Class A
(a)(b)
............... 548,261 15,740,573
Security
Shares
Shares Value
Software (continued)
Cipher Mining, Inc.
(a)(b)
................ 46,805 $ 193,305
Cleanspark, Inc.
(a)(b)
................. 166,233 1,833,550
Clear Secure, Inc., Class A ............ 728,726 15,048,192
CommVault Systems, Inc.
(b)
............ 368,551 29,428,797
Consensus Cloud Solutions, Inc.
(a)(b)
...... 97,230 2,548,398
CoreCard Corp.
(a)(b)
................. 64,906 897,650
CXApp, Inc.
(b)
..................... 17,096 22,054
Digimarc Corp.
(a)(b)
.................. 125,229 4,523,272
Digital Turbine, Inc.
(a)(b)
............... 220,446 1,512,260
Domo, Inc., Class B
(b)
................ 283,131 2,913,418
eGain Corp.
(b)
..................... 183,376 1,527,522
Enfusion, Inc., Class A
(a)(b)
............. 335,172 3,251,168
EngageSmart, Inc.
(a)(b)
................ 432,227 9,897,998
Envestnet, Inc.
(a)(b)
.................. 421,233 20,859,458
Everbridge, Inc.
(b)
................... 362,521 8,812,886
EverCommerce, Inc.
(a)(b)
.............. 159,449 1,758,723
Expensify, Inc., Class A
(a)(b)
............ 488,676 1,207,030
Freshworks, Inc., Class A
(b)
............ 1,436,807 33,750,596
Instructure Holdings, Inc.
(b)
............ 171,373 4,628,785
Intapp, Inc.
(a)(b)
..................... 246,459 9,370,371
InterDigital, Inc. .................... 234,352 25,436,566
Jamf Holding Corp.
(a)(b)
............... 624,861 11,284,990
Kaltura, Inc.
(a)(b)
.................... 768,171 1,497,934
LivePerson, Inc.
(a)(b)
................. 701,909 2,660,235
Marathon Digital Holdings, Inc.
(a)(b)
....... 1,888,129 44,352,150
MeridianLink, Inc.
(a)(b)
................ 159,926 3,961,367
MicroStrategy, Inc., Class A
(a)(b)
.......... 108,272 68,386,761
Mitek Systems, Inc.
(a)(b)
............... 368,462 4,804,745
Model N, Inc.
(a)(b)
................... 338,591 9,118,256
N-able, Inc.
(b)
...................... 561,293 7,437,132
NextNav, Inc.
(a)(b)
................... 440,267 1,959,188
Olo, Inc., Class A
(b)
.................. 536,464 3,068,574
OneSpan, Inc.
(b)
.................... 327,497 3,510,768
PagerDuty, Inc.
(a)(b)
.................. 802,691 18,582,297
PowerSchool Holdings, Inc., Class A
(a)(b)
... 497,894 11,730,383
Progress Software Corp. .............. 386,989 21,013,503
PROS Holdings, Inc.
(a)(b)
.............. 284,586 11,039,091
Q2 Holdings, Inc.
(a)(b)
................. 504,831 21,914,714
Qualys, Inc.
(a)(b)
.................... 329,919 64,756,501
Rapid7, Inc.
(b)
..................... 537,472 30,689,651
Red Violet, Inc.
(b)
................... 100,822 2,013,415
Rimini Street, Inc.
(a)(b)
................ 477,608 1,561,778
Riot Platforms, Inc.
(a)(b)
............... 1,174,843 18,174,821
Sapiens International Corp. NV ......... 273,761 7,922,643
SEMrush Holdings, Inc., Class A
(b)
....... 276,089 3,771,376
SoundHound AI, Inc., Class A
(a)(b)
........ 1,244,049 2,637,384
SoundThinking, Inc.
(a)(b)
............... 84,958 2,169,827
Sprinklr, Inc., Class A
(a)(b)
.............. 939,596 11,312,736
Sprout Social, Inc., Class A
(a)(b)
.......... 424,385 26,074,214
SPS Commerce, Inc.
(a)(b)
.............. 325,507 63,096,277
Tenable Holdings, Inc.
(a)(b)
............. 1,012,169 46,620,504
Varonis Systems, Inc.
(a)(b)
.............. 964,069 43,653,044
Verint Systems, Inc.
(b)
................ 515,994 13,947,318
Veritone, Inc.
(a)(b)
................... 246,793 446,695
Viant Technology, Inc., Class A
(b)
......... 133,523 919,974
Weave Communications, Inc.
(b)
......... 301,907 3,462,873
Workiva, Inc., Class A
(a)(b)
............. 440,880 44,762,546
Yext, Inc.
(a)(b)
...................... 954,015 5,619,148
Zeta Global Holdings Corp., Class A
(a)(b)
.... 1,237,045 10,910,737
Zuora, Inc., Class A
(b)
................ 1,185,054 11,139,508
1,197,181,445

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs — 0.1%
Four Corners Property Trust, Inc. ........ 87,758 $ 2,220,278
Outfront Media, Inc. ................. 617,545 8,620,928
10,841,206
Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A
(b)
....... 224,860 19,837,149
Academy Sports & Outdoors, Inc.
(a)
....... 641,200 42,319,200
American Eagle Outfitters, Inc. .......... 366,210 7,749,004
Arko Corp. ....................... 728,454 6,009,745
Boot Barn Holdings, Inc.
(a)(b)
............ 264,170 20,277,689
Buckle, Inc. (The) .................. 270,866 12,871,552
Build-A-Bear Workshop, Inc. ........... 90,259 2,075,054
Camping World Holdings, Inc., Class A .... 369,863 9,712,602
CarParts.com, Inc.
(a)(b)
................ 464,282 1,467,131
Carvana Co., Class A
(a)(b)
.............. 375,384 19,872,829
Envela Corp.
(a)(b)
................... 55,579 270,114
EVgo, Inc., Class A
(a)(b)
............... 128,546 460,195
Guess?, Inc. ...................... 29,772 686,542
Hibbett, Inc. ...................... 90,626 6,526,885
Leslie's, Inc.
(a)(b)
.................... 137,261 948,474
National Vision Holdings, Inc.
(a)(b)
........ 48,976 1,025,068
Revolve Group, Inc., Class A
(a)(b)
......... 364,814 6,048,616
Sally Beauty Holdings, Inc.
(a)(b)
.......... 899,534 11,945,812
Sleep Number Corp.
(a)(b)
.............. 101,008 1,497,949
Stitch Fix, Inc., Class A
(a)(b)
............. 368,203 1,314,485
ThredUp, Inc., Class A
(b)
.............. 119,214 268,231
Torrid Holdings, Inc.
(a)(b)
............... 100,642 580,704
Upbound Group, Inc. ................ 459,430 15,606,837
Urban Outfitters, Inc.
(b)
............... 190,210 6,788,595
Warby Parker, Inc., Class A
(a)(b)
.......... 754,088 10,632,641
206,793,103
Technology Hardware, Storage & Peripherals — 1.2%
(b)
CompoSecure, Inc., Class A
(a)
.......... 120,251 649,355
Corsair Gaming, Inc.
(a)
............... 327,537 4,618,272
CPI Card Group, Inc. ................ 39,632 760,538
IonQ, Inc.
(a)
....................... 225,717 2,796,634
Super Micro Computer, Inc.
(a)
........... 411,356 116,932,056
125,756,855
Textiles, Apparel & Luxury Goods — 0.8%
Figs, Inc., Class A
(a)(b)
................ 1,004,145 6,978,808
Hanesbrands, Inc.
(b)
................. 2,070,161 9,232,918
Kontoor Brands, Inc. ................. 498,424 31,111,626
Oxford Industries, Inc. ............... 100,095 10,009,500
Rocky Brands, Inc. .................. 7,084 213,795
Steven Madden Ltd. ................. 668,186 28,063,812
Wolverine World Wide, Inc. ............ 628,226 5,584,929
91,195,388
Tobacco — 0.1%
Ispire Technology, Inc.
(a)(b)
............. 142,820 1,732,407
Turning Point Brands, Inc. ............. 151,979 4,000,087
Vector Group Ltd. .................. 222,981 2,515,226
8,247,720
Trading Companies & Distributors — 2.0%
Alta Equipment Group, Inc., Class A ...... 199,666 2,469,868
Applied Industrial Technologies, Inc. ...... 342,287 59,109,542
Beacon Roofing Supply, Inc.
(a)(b)
......... 53,346 4,642,169
Custom Truck One Source, Inc.
(b)
........ 505,154 3,121,852
Distribution Solutions Group, Inc.
(a)(b)
...... 79,178 2,498,858
EVI Industries, Inc. .................. 34,061 808,268
FTAI Aviation Ltd. ................... 882,862 40,964,797
GATX Corp. ...................... 19,268 2,316,399
Global Industrial Co. ................. 92,904 3,608,391
GMS, Inc.
(a)(b)
...................... 114,752 9,459,007
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
H&E Equipment Services, Inc. .......... 285,149 $ 14,918,996
Herc Holdings, Inc. .................. 250,724 37,330,296
Hudson Technologies, Inc.
(a)(b)
.......... 62,804 847,226
Karat Packaging, Inc. ................ 58,154 1,445,127
McGrath RentCorp .................. 219,031 26,200,488
MRC Global, Inc.
(b)
.................. 258,405 2,845,039
Transcat, Inc.
(a)(b)
................... 72,417 7,917,351
Xometry, Inc., Class A
(a)(b)
............. 32,810 1,178,207
221,681,881
Water Utilities — 0.5%
American States Water Co. ............ 328,841 26,445,393
Artesian Resources Corp., Class A, NVS ... 60,134 2,492,554
Cadiz, Inc.
(a)(b)
..................... 352,025 985,670
California Water Service Group ......... 162,142 8,410,305
Consolidated Water Co. Ltd. ........... 39,043 1,389,931
Global Water Resources, Inc. ........... 106,657 1,395,074
Middlesex Water Co. ................ 155,077 10,176,153
Pure Cycle Corp.
(a)(b)
................. 179,532 1,879,700
York Water Co. (The) ................ 123,135 4,755,474
57,930,254
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)(b)
..................... 56,063 567,918
Total Common Stocks — 99.8%
(Cost: $10,876,454,880) ........................... 10,926,252,394
Rights
Biotechnology — 0.0%
(b)
Cartesian Therapeutics, Inc.
(a)
.......... 254,285 45,771
Contra Aduro Biotech I, CVR
(d)
.......... 105,692 268,351
Contra Chinook Therape, CVR
(d)
......... 137,855 60,656
Oncternal Therapeutics, Inc., CVR
(a)(d)
..... 6,020 6,171
380,949
Total Rights — 0.0%
(Cost: $111,876) ................................ 380,949
Warrants
Pharmaceuticals — 0.0%
Cassava Sciences, Inc. (Issued/Exercisable
12/22/23, 1 Share for 1 Warrant, Expires
11/15/24, Strike Price USD 11.50)
(b)
.... 141,296 1
Total Warrants — 0.0%
(Cost: $—) .................................... 1
Total Long-Term Investments — 99.8%
(Cost: $10,876,566,756) ........................... 10,926,633,344

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 16.1%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(h)
............ 1,746,143,833 $ 1,747,366,134
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 18,842,546 18,842,546
Total Short-Term Securities — 16.1%
(Cost: $1,764,914,465) ........................... 1,766,208,680
Total Investments — 115.9%
(Cost: $12,641,481,221 ) ........................... 12,692,842,024
Liabilities in Excess of Other Assets — (15.9)% ........... (1,741,175,059)
Net Assets — 100.0% ..............................
$ 10,951,666,965
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $153,534, representing less than 0.05% of its net assets as of period end, and an original cost of $809,658.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,385,478,252 $ 361,298,446
(a)
$ — $ 64,301 $ 525,135 $ 1,747,366,134 1,746,143,833 $ 13,763,027
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 12,196,139 6,646,407
(a)
— — — 18,842,546 18,842,546 795,161 —
$ 64,301 $ 525,135 $ 1,766,208,680 $ 14,558,188 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 219 03/15/24 $ 22,422 $ 1,495,183
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,926,098,860 $ 153,534 $ — $ 10,926,252,394
Rights ................................................ — 45,771 335,178 380,949
Warrants .............................................. — 1 — 1
Short-Term Securities
Money Market Funds ...................................... 1,766,208,680 — — 1,766,208,680
$ 12,692,307,540 $ 199,306 $ 335,178 $ 12,692,842,024
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,495,183 $ — $ — $ 1,495,183
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust